Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt

	2010	2009

7.20% Debentures due 2027	$148.9	$148.9
6.36% Bonds due 2015	63.4	76.0
4.65% Bonds due 2020	45.0	49.5
	257.3	274.4
Less current maturities	(17.2)	(17.2)
Total long-term debt	$240.1	$257.2

Aggregate Maturities Of Long-Term Debt, Excluding Unamortized Discounts
2011	$ 17.2
2012	17.2
2013	17.2
2014	17.2
2015	17.2
Thereafter	172.4
Total	$258.4